Segment, Geographic and Other Information - Summary of Operating Segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total segment revenue	₩ 87,476,410	₩ 70,546,024	₩ 60,012,375
Intersegment revenue	0	0	0
Revenue from external customers	87,476,410	70,546,024	60,012,375
Depreciation and amortisation	13,032,263	12,461,412	11,942,492
Interest income	429,620	340,753	221,874
Interest expense	4,451,659	2,818,546	1,914,457
Employee benefit expense	358,730	485,700	511,942
Loss on abandonment of property, plant and equipment	196,697	160,909	207,934
Increase in provisions, net	1,611,082	2,146,979	2,466,452
Operating profit (loss)	(4,245,016)	(32,240,531)	(5,722,991)
Finance income	1,425,031	1,833,312	1,402,614
Finance expense	(5,347,018)	(4,746,791)	(3,245,777)
Profit (loss) related to associates and joint ventures	613,026	1,310,391	494,584
Profit (loss) before income tax	(7,553,977)	(33,843,619)	(7,071,570)
Segment assets	239,714,965	234,804,994
Investments in associates and joint ventures	9,662,588	8,992,048	7,471,384
Acquisition of non-current assets	14,746,889	12,612,993
Segment liabilities	202,450,215	192,804,738
Deferred taxes
Disclosure of operating segments [line items]
Segment assets	1,636	(452)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	1,629,280	2,801,832
Equity method adjustment
Disclosure of operating segments [line items]
Segment assets	2,997,016	2,859,623
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Others
Disclosure of operating segments [line items]
Segment assets	(10,501,492)	(10,820,983)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	(3,450)	2,489
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Segment assets	(46,071,077)	(43,801,723)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(390,686)	(38,633)
Segment liabilities	(11,463,805)	(9,304,648)
Operating segments
Disclosure of operating segments [line items]
Profit (loss) related to associates and joint ventures	613,026	1,310,391	494,584
Segment assets	293,288,882	286,568,529
Investments in associates and joint ventures	9,662,588	8,992,048
Acquisition of non-current assets	15,137,575	12,651,626
Segment liabilities	212,288,190	199,305,065
Operating segments | Transmission and distribution
Disclosure of operating segments [line items]
Total segment revenue	85,082,542	68,239,707	58,999,388
Intersegment revenue	1,728,602	1,922,354	1,672,776
Revenue from external customers	83,353,940	66,317,353	57,326,612
Depreciation and amortisation	4,258,909	4,130,004	3,990,464
Interest income	92,380	67,076	36,831
Interest expense	2,826,916	1,420,802	678,986
Employee benefit expense	127,038	180,114	193,412
Loss on abandonment of property, plant and equipment	182,742	157,784	202,262
Increase in provisions, net	419,564	611,534	1,194,643
Operating profit (loss)	(6,153,936)	(33,623,874)	(7,244,319)
Profit (loss) related to associates and joint ventures	314,373	980,146	391,116
Segment assets	138,838,342	131,023,727
Investments in associates and joint ventures	5,872,000	5,678,141
Acquisition of non-current assets	7,636,677	6,055,179
Segment liabilities	120,181,250	108,963,058
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Total segment revenue	10,798,378	10,386,091	9,324,391
Intersegment revenue	10,666,260	10,254,271	9,207,516
Revenue from external customers	132,118	131,820	116,875
Depreciation and amortisation	4,403,610	4,034,774	3,611,594
Interest income	69,209	45,789	22,209
Interest expense	687,743	557,218	477,512
Employee benefit expense	62,280	82,466	86,730
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	585,630	624,221	680,358
Operating profit (loss)	819,838	761,109	762,164
Profit (loss) related to associates and joint ventures	(2,639)	(753)	(18,146)
Segment assets	70,535,018	69,129,625
Investments in associates and joint ventures	169,155	143,304
Acquisition of non-current assets	3,070,528	2,008,409
Segment liabilities	45,660,916	42,843,974
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Total segment revenue	35,159,641	41,944,339	25,928,596
Intersegment revenue	32,253,979	39,252,851	24,518,167
Revenue from external customers	2,905,662	2,691,488	1,410,429
Depreciation and amortisation	4,180,939	4,091,081	4,182,470
Interest income	65,403	53,242	22,226
Interest expense	741,282	694,559	624,391
Employee benefit expense	109,151	140,067	121,020
Loss on abandonment of property, plant and equipment	13,863	0	5,672
Increase in provisions, net	352,058	619,947	285,152
Operating profit (loss)	929,210	289,001	370,440
Profit (loss) related to associates and joint ventures	301,681	329,112	109,765
Segment assets	66,265,884	69,468,039
Investments in associates and joint ventures	3,567,345	3,113,918
Acquisition of non-current assets	3,490,863	3,547,815
Segment liabilities	38,415,202	40,428,907
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [line items]
Total segment revenue	3,091,022	2,975,062	2,805,785
Intersegment revenue	2,626,190	2,516,699	2,370,900
Revenue from external customers	464,832	458,363	434,885
Depreciation and amortisation	129,628	123,168	121,493
Interest income	23,638	14,003	9,515
Interest expense	1,270	1,405	933
Employee benefit expense	52,890	82,070	94,269
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	206,215	213,671	213,500
Operating profit (loss)	355,284	239,529	245,360
Profit (loss) related to associates and joint ventures	(389)	1,886	11,849
Segment assets	4,271,409	4,051,157
Investments in associates and joint ventures	54,088	56,685
Acquisition of non-current assets	203,352	200,338
Segment liabilities	1,549,863	1,272,408
Operating segments | Others
Disclosure of operating segments [line items]
Total segment revenue	2,175,972	2,750,231	2,018,997
Intersegment revenue	1,556,114	1,803,231	1,295,423
Revenue from external customers	619,858	947,000	723,574
Depreciation and amortisation	204,322	211,719	159,222
Interest income	226,243	195,966	158,680
Interest expense	258,877	195,860	162,345
Employee benefit expense	48,105	53,017	52,698
Loss on abandonment of property, plant and equipment	92	3,125	0
Increase in provisions, net	444	9,463	2,981
Operating profit (loss)	89,302	333,547	208,139
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	13,378,229	12,895,981
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	736,155	839,885
Segment liabilities	6,480,959	5,796,718
Material reconciling items
Disclosure of operating segments [line items]
Total segment revenue	(48,831,145)	(55,749,406)	(39,064,782)
Intersegment revenue	(48,831,145)	(55,749,406)	(39,064,782)
Revenue from external customers	0	0	0
Depreciation and amortisation	(145,145)	(129,334)	(122,751)
Interest income	(47,253)	(35,323)	(27,587)
Interest expense	(64,429)	(51,298)	(29,710)
Employee benefit expense	(40,734)	(52,034)	(36,187)
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	47,171	68,143	89,818
Operating profit (loss)	(284,714)	(239,843)	(64,775)
Profit (loss) related to associates and joint ventures	0	0	₩ 0
Segment assets	(53,573,917)	(51,763,535)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(390,686)	(38,633)
Segment liabilities	₩ (9,837,975)	₩ (6,500,327)